LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases [Abstract]
LEASES

NOTE 3 – LEASES:

ScoutCam leases office and vehicles under operating leases. On June 30, 2021, the Group’s ROU assets and lease liabilities for operating leases totaled $385 thousand.

In December 2020, ScoutCam entered into a lease agreement for office space in Omer, Israel. The agreement is for 36 months beginning on January 1, 2021. ScoutCam holds the right to terminate the lease agreement after 24 months. In March 2021, ScoutCam entered into a lease agreement for additional office space in Omer, Israel. The agreement is until December 31, 2023. ScoutCam holds the right to terminate these agreements by December 31, 2022. Monthly lease payments under the agreements are approximately $12 thousand. Lease expenses recorded in the interim consolidated statements of operations were $49 thousand for the six months ended June 30, 2021.

Supplemental cash flow information related to operating leases was as follows:

Six months ended 30, 2021
USD in thousands
Cash payments for operating leases	49
Total lease expenses	49

As of June 30, 2021, the Company’s operating leases had a weighted average remaining lease term of 1.52 years and a weighted average discount rate of 10%. Future lease payments under operating leases as of June 30, 2021 were as follows:

Operating leases
USD in thousands
Remainder of 2021	100
2022	183
2023	149
Total future lease payments	432
Less imputed interest	(47)
Total lease liability balance	385

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 12 - LEASES

The Company’s leases relate to vehicles leases and to short term lease of Company’s offices.

The components of lease expenses during the periods presented were as follows:

	Year ended December 31,
	2020	2019
	USD in thousands
Operating lease expenses	45	29
Short-term lease expenses	88	60
Total lease expenses	133	89

Supplemental cash flow information related to operating leases during the period presented was as follows:

	Year ended December 31,
	2020	2019
	USD in thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	45	29

Lease term and discount rate related to operating leases as of the period presented were as follows:

	December 31,
	2020	2019
	USD in thousands
Weighted-average remaining lease term (in years)	1.85	1.4
Weighted-average discount rate	10%	10%

The maturities of lease liabilities under operating leases as of December 31, 2020 are as follows:

USD in thousands
2021	63
2022	47
2023	8
Total undiscounted lease payments	118
Less: Imputed interest	(11)
Total lease liabilities	107